N-2	Feb. 27, 2023
Cover [Abstract]
Entity Central Index Key	0000092103
Amendment Flag	false
Securities Act File Number	1-2313
Document Type	8-K
Entity Registrant Name	SOUTHERN CALIFORNIA EDISON COMPANY
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 800)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	626
Local Phone Number	302-1212
Entity Emerging Growth Company	false